Commitments and Contingencies (Details) (USD $)	6 Months Ended
Sep. 30, 2014 item
Commitments and Contingencies
Number of commitments under shipbuilding contracts and supervision agreements for VLGC newbuildings	17
Commitments under newbuilding contracts
Twelve months ended September 30, 2015	$ 697,068,483
Twelve months ended September 30, 2016	297,618,068
Total	$ 994,686,551